ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information about loss from discontinued operations [Table Text Block]
	2024	2023	2022
Expenses
Consulting fees	$109,489	$155,692	$3,822
Accounting and legal	$78,529	$98,247	$303,122
Office and administration	$493,199	$402,317	$386,755
Research	$986,307	$594,870	$593,737
Travel	$9,753	$23,985	$10,820
Marketing	$62,611	$82,274	$122,404
Foreign exchange (gain) loss	$(55,360)	$85,468	$10,878
Amortization	$115,227	$75,576	$78,726

Loss Before the Following:	$1,799,755	$1,518,429	$1,510,264
Loss on sale of equipment	$9,243	-	$20,602
Termination settlement	-	$465,360	-
Gain on lease reduction	$(11,050)	-	-
Impairment of prototypes and intangibles	$1,171,494	-	-

Net Loss from Discontinued Operations	$2,969,442	$1,983,789	$1,530,866

Disclosure of detailed information about cash flows from discontinued operations [Table Text Block]

Cash flows from discontinued operations are as follows:

Cash flows	2024	2023	2022
Operating Activities	$(581,933)	$(1,306,561)	$(922,625)
Investing activities	$(746,761)	$(846,832)	$(875,495)
Financing activities	$(106,099)	$(130,081)	$(100,310)
Cash flows used in discontinued operations	$(1,434,793)	$(2,283,474)	$(1,898,430)

Supplemental Cash Flow Information from Discontinued Operations

	December 31,	December 31,	December 31,
	2024	2023	2022
Property, plant and equipment additions in accounts payable and accrued liabilities	$83,967	$19,469	$108,743
Intangible assets additions in accounts payable and accrued liabilities	-	-	$92,062
Deposit applied to intangible assets	-	-	$60,462
Interest paid	$7,660	$3,169	$10,193
Income taxes paid	-	-	-